Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14C
Entity Registrant Name	GRAYBAR ELECTRIC COMPANY, INC.
Amendment Flag	false
Entity Central Index Key	0000205402